Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Environment and Alternative Energy Portfolio

November 30, 2020

ENV-QTLY-0121
1.810704.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Energy Efficiency - 52.5%
Buildings Energy Efficiency - 12.5%
A.O. Smith Corp.	84,540	$4,760,447
Acuity Brands, Inc.	27,880	3,309,914
Carlisle Companies, Inc.	32,880	4,762,010
Comfort Systems U.S.A., Inc.	97,810	4,928,646
Owens Corning	54,830	3,995,462
Trane Technologies PLC	61,880	9,049,331
		30,805,810
Diversified Energy Efficiency - 7.8%
Honeywell International, Inc.	95,137	19,400,337
Industrial Energy Efficiency - 8.9%
EMCOR Group, Inc.	76,778	6,616,728
Linde PLC	27,270	6,992,573
Minerals Technologies, Inc.	43,970	2,667,660
Regal Beloit Corp.	49,634	5,908,431
		22,185,392
Power Network Efficiency - 6.9%
Eaton Corp. PLC	86,810	10,513,559
Hubbell, Inc. Class B	40,200	6,495,918
		17,009,477
Transport Energy Efficiency - 16.4%
BorgWarner, Inc.	136,510	5,303,414
Innospec, Inc.	59,717	4,914,112
Tesla, Inc. (a)	53,500	30,366,598
		40,584,124

TOTAL ENERGY EFFICIENCY		129,985,140

Environmental Support Services - 7.4%
Carbon and Other Environmental Assets Trading- 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,660	254,716
Diversified Environmental - 7.3%
3M Co.	61,012	10,538,603
Air Products & Chemicals, Inc.	2,990	837,619
Dover Corp.	55,130	6,727,514
		18,103,736

TOTAL ENVIRONMENTAL SUPPORT SERVICES		18,358,452

Food Agriculture & Forestry - 1.3%
Logistics, Food Safety and Packaging - 0.9%
Zoetis, Inc. Class A	13,450	2,157,111
Sustainable and Efficient Agriculture - 0.4%
Deere & Co.	3,880	1,015,086

TOTAL FOOD AGRICULTURE & FORESTRY		3,172,197

Miscellaneous Environmental - 10.6%
Other Environmental - 10.6%
Accenture PLC Class A	10,170	2,533,245
American Express Co.	9,930	1,177,599
Amgen, Inc.	5,920	1,314,477
Bank of New York Mellon Corp.	29,210	1,142,695
BlackRock, Inc. Class A	4,320	3,016,872
HCA Holdings, Inc.	16,310	2,448,294
Microsoft Corp.	7,350	1,573,415
Oracle Corp.	18,530	1,069,552
Procter & Gamble Co.	10,920	1,516,460
Reliance Steel & Aluminum Co.	26,720	3,147,616
Robert Half International, Inc.	44,840	2,877,831
SolarEdge Technologies, Inc. (a)	2,810	781,124
Steelcase, Inc. Class A	176,230	2,141,195
Visa, Inc. Class A	6,650	1,398,828
		26,139,203
Pollution Control - 3.6%
Pollution Control Solutions - 3.6%
Cummins, Inc.	38,162	8,821,910
Renewable & Alternative Energy - 11.1%
Biofuels - 1.7%
Cosan SA Industria e Comercio	293,970	4,254,757
Renewable Energy Developers and Independent Power Producers - 8.4%
Colbun SA	13,548,060	2,169,397
Empresa Nacional de Electricidad SA sponsored ADR	125,010	1,125,090
Enel SpA	164,630	1,651,704
Hollysys Automation Technologies Ltd.	89,061	1,123,059
Iberdrola SA	160,910	2,208,926
Johnson Controls International PLC	12,130	558,465
ORSTED A/S (b)	10,770	1,937,811
TE Connectivity Ltd.	78,700	8,969,439
The AES Corp.	40,800	833,952
		20,577,843
Solar Energy Generation Equipment - 0.2%
First Solar, Inc. (a)	6,130	572,726
Wind Power Generation Equipment - 0.8%
Vestas Wind Systems A/S	9,430	1,921,961

TOTAL RENEWABLE & ALTERNATIVE ENERGY		27,327,287

Waste Management & Technologies - 3.1%
Recycling and Value Added Waste Processing - 3.1%
Schnitzer Steel Industries, Inc. Class A	143,050	3,664,941
Steel Dynamics, Inc.	108,050	3,912,491
		7,577,432
Water Infrastructure & Technologies - 9.2%
Diversified Water Infrastructure and Technology - 5.2%
Danaher Corp.	57,350	12,882,531
Water Infrastructure - 4.0%
Crane Co.	34,417	2,393,014
IDEX Corp.	33,280	6,428,032
Roper Technologies, Inc.	2,340	999,180
		9,820,226

TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		22,702,757

TOTAL COMMON STOCKS
(Cost $193,274,092)		244,084,378

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.09% (c)
(Cost $4,975,791)	4,974,796	4,975,791
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $198,249,883)		249,060,169
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(1,977,422)
NET ASSETS - 100%		$247,082,747

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,937,811 or 0.8% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,880
Fidelity Securities Lending Cash Central Fund	472
Total	$5,352

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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